UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER
  31, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT
                    REQUEST WAS DENIED ON OCTOBER 27, 2008.

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------

Check here if Amendment [x];   Amendment Number:   2
                                                 -----
This Amendment (Check only one.):   [ ] is a restatement.
                                    [x] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:        Blenheim Capital Management, L.L.C.
             ------------------------------------------
Address:     300 Connell Drive, Suite 5200
             ------------------------------------------
             Berkeley Heights, New Jersey 07922
             ------------------------------------------

Form 13F File Number:  28-12313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:        Joseph F. Esposito
             ------------------------
Title:       Managing Director
             ------------------------
Phone:       (732) 560-6246
             ------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito     Berkeley Heights, New Jersey     November 4, 2008
----------------------     ----------------------------     ----------------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form  13F  File  Number  Name

28-122205   Summit Global Management, Inc.
            ---------------------------------


                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                 --------------------

Form 13F Information Table Entry Total:                           9
                                                 --------------------

Form 13F Information Table Value Total:              186,513,730.00
                                                 --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALCOA INC                      Common Stock     013817101 63909296 2129600 SH       Sole             2129600      0    0
ALCOA INC                      Common Stock     013817101 15005000  500000 SH  Call Sole              500000      0    0
ALUMINUM CORP OF CHINA         Sponsored ADR H  022276109  7947700  338200 SH       Sole              338200      0    0
                               Shs
ALCAN INC                      Common Stock     013716105 53643244 1100600 SH       Sole             1100600      0    0
ALUMINA LTD                    Sponsored ADR    022205108  2553170  128300 SH       Sole              128300      0    0
CENTURY ALUMINUM COMPANY       Common Stock     156431108 21646320  484800 SH       Sole              484800      0    0
GOLD FIELDS LTD                Sponsored ADR    38059T106  5664000  300000 SH       Sole              300000      0    0
GOLDCORP INC                   Common Stock     380956409 13509000  475000 SH       Sole              475000      0    0
YAMANA GOLD INC                Common Stock     98462Y100  2636000  200000 SH       Sole              200000      0    0